Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 207,096	[1]	$ 86,542	$ 41,161
Accounts receivable, net	37,863	[1]	29,304	19,371
Deferred taxes, current	3,688	[1]	3,688	26
Prepaid expenses	2,505	[1]	2,625	1,447
Total current assets	251,152	[1]	122,159	62,005
PROPERTY AND EQUIPMENT:
Property and equipment, net of depreciation and amortization	16,529	[1]	17,096	13,341
OTHER ASSETS:
Other assets	4,039	[1]	2,328
Goodwill	352,788	[1]	352,788	113,442
Intangible assets, net of amortization	261,390	[1]	268,441	17,467
Total other assets	618,217	[1]	623,557	130,909
TOTAL ASSETS	885,898	[1]	762,812	206,255
CURRENT LIABILITIES:
Restaurant food liability	84,486	[1]	78,245	48,645
Accounts payable	2,390	[1]	3,353	781
Accrued payroll	3,441	[1]	1,720	1,980
Taxes payable	1,377	[1]	1,768	908
Restructuring accrual	478	[1]	176
Due to related party				244
Other accruals	9,850	[1]	7,329	5,610
Total current liabilities	102,022	[1]	92,591	58,168
LONG TERM LIABILITIES:
Deferred taxes, non-current	98,633	[1]	90,495	7,035
Other accruals	3,939	[1]	3,936	3,164
Total long term liabilities	102,572	[1]	94,431	10,199
Redeemable common stock, $0.0001 par value, 1,344,236 shares outstanding as of December 31, 2013			18,415
STOCKHOLDERS' EQUITY:
Series A Convertible Preferred Stock, $0.0001 par value. 11,185,683 shares authorized, issued and outstanding as of December 31, 2012; 25,000,000 shares authorized as of December 31, 2013 and June 30, 2014; 19,284,113 shares issued and outstanding as of December 31, 2013; no shares issued and outstanding as of June 30, 2014; aggregate liquidation preference of $50,000 and $86,200 in 2012 and 2013, respectively.			2	1
Common stock, $0.0001 par value, 31,349,777, 165,000,000 and 500,000,000 shares authorized at December 31, 2012 and 2013, and June 30, 2014, respectively; 31,349,777 shares issued, 31,218,164 shares outstanding; 53,757,437 shares issued and outstanding; and 78,831,161 shares issued and outstanding as of December 31, 2012, December 31, 2013 and June 30, 2014, respectively	8	[1]	5	3
Treasury shares common stock $0.0001 par value, 131,607 shares as of December 31, 2012				(858)
Accumulated other comprehensive income (loss)	316	[1]	132	(27)
Additional paid-in capital	617,375	[1]	500,356	86,743
Retained earnings	63,605	[1]	56,880	52,026
Total Stockholders' Equity .	681,304	[1]	557,375	137,888
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' EQUITY	$ 885,898	[1]	$ 762,812	$ 206,255

[1]	Unaudited